Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 40% - Fidelity Asset Manager 40%	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 54
3 years	170
5 years	296
10 years	$ 665